Annual Fund Operating Expenses - Independent Franchise Partners US Equity - Independent Franchise Partners US Equity	Jan. 28, 2021
Operating Expenses:
Management Fee	0.64%	[1],[2]
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.72%

[1]	Restated to reflect current fees.
[2]	The management fee is 0.84% per annum, discounted according to the total value of the assets managed by the Adviser as described in the Investment Adviser section of this Prospectus. Based on the current combined assets managed by the Adviser, the effective annual rate for the Fund is 0.64%.